Share Capital and Reserves (Details) - Schedule of share capital number of shares - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Capital Number Of Shares Abstract
Common shares	162,880,936	155,969,226
Total outstanding shares	162,880,936	155,969,226